Statements of Changes in Partners' Capital - USD ($)	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	General Partner [Member]	Limited Partner [Member] Series A [Member]	Limited Partner [Member] Series B [Member]	Limited Partner [Member] Series C [Member]	Limited Partner [Member] Series D [Member]	Limited Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member]	Millburn Multi-Markets Trading L.P. [Member]	Total
PARTNERS' CAPITAL at Dec. 31, 2017	$ 872,493	$ 2,597,268	$ 163,192,225	$ 9,255,157	$ 5,310,547	$ 49,228	$ 507,755,056		$ 508,627,549	$ 180,404,425
PARTNERS' CAPITAL, units at Dec. 31, 2017			140,430.1803	7,036.0325	3,956.9329	37.5601
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions			$ 4,251,000	$ 903,657	$ 999,000	$ 679,526	128,863,012		128,863,012	6,833,183
Capital contributions, units			3,819.6169	698.0114	771.0349	556.2928
Capital withdrawals	(4,993,975)		$ (24,976,787)	$ (1,230,726)	$ (4,480,058)		(184,899,299)		(189,893,274)	(30,687,571)
Capital withdrawals, units			(22,601.8260)	(983.5380)	(3,461.2940)
Transfers between Series			$ (277,846)	$ 54,207	$ 223,639
Transfers between Series, units			(248.7231)	43.9569	170.4457
Net income (loss)	66,681	191,645	$ 3,366,112	$ 424,630	$ (19,380)	$ 82,286	27,141,734	18,672	27,227,087	4,045,293
Profit share			(932,991)	(100,960)	(25,470)	(16,303)				(1,075,724)
General Partner's allocation - profit share							(4,975,303)	4,975,303
Transfer of New Profit Memo Account to General Partner	4,993,975							(4,993,975)
PARTNERS' CAPITAL at Dec. 31, 2018	939,174	2,788,913	$ 144,621,713	$ 9,305,965	$ 2,008,278	$ 794,737	473,885,200		474,824,374	159,519,606
PARTNERS' CAPITAL, units at Dec. 31, 2018			121,399.2481	6,794.4628	1,437.1195	593.8529
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Asset Value per Unit - End of period			$ 1,191.29	$ 1,369.64	$ 1,397.43	$ 1,338.27
Capital contributions			$ 24,245,369	$ 1,017,500	$ 3,026,843	$ 4,810,150	199,073,445		199,073,445	33,099,862
Capital contributions, units			19,958.3203	732.3428	2,063.5082	3,553.2974
Capital withdrawals	(9,224,590)		$ (11,221,354)	$ (751,777)	$ (422,678)		(88,210,421)		(97,435,011)	(12,395,809)
Capital withdrawals, units			(9,208.1617)	(534.8900)	(292.7421)
Transfers between Series	(4,000)		$ (11,221,354)	$ (751,777)	$ (422,678)		4,000			(12,395,809)
Transfers between Series, units			(9,208.1617)	(534.8900)	(292.7421)
Net income (loss)	114,217	$ 333,682	$ 11,664,001	$ 937,753	$ 274,513	$ 419,813	54,415,274	10,026	54,539,517	13,629,762
Profit share			(2,337,488)	(187,464)	(55,149)	(83,963)				(2,664,064)
General Partner's allocation - profit share							(9,214,564)	9,214,564
Transfer of New Profit Memo Account to General Partner	9,224,590							(9,224,590)
PARTNERS' CAPITAL at Dec. 31, 2019	$ 1,049,391	$ 3,122,595	$ 166,972,241	$ 10,343,480	$ 4,831,807	$ 5,919,234	$ 629,952,934		$ 631,002,325	$ 191,189,357
PARTNERS' CAPITAL, units at Dec. 31, 2019			132,149.4067	7,006.4813	3,207.8856	4,132.1394
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Asset Value per Unit - End of period			$ 1,263.51	$ 1,476.27	$ 1,506.23	$ 1,432.49